Net Income (loss) per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerators and Denominators

A reconciliation of the numerators and denominators is as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Numerator:
Net loss attributable to common shareholders	$(428,302,926)	$(2,576,406)	$(448,218,692)	$(4,008,986)
Denominator:
Basic and diluted weighted average number of common shares outstanding	18,755,220	9,703,042	16,370,481	9,703,042
Basic and diluted net loss per common share outstanding	$(22.84)	$(0.27)	$(27.38)	$(0.41)

A reconciliation of the numerators and denominators is as follows:

	For the Years Ended
	December 31,
	2025	2024
Numerator:
Net loss available to common shareholders	$(39,815,021)	$(3,923,998)
Less: Net loss attributable to the noncontrolling interest	(191,112)	(18,717)
Net loss attributable to common shareholders	$(39,623,909)	$(3,905,281)
Denominator:
Basic and diluted weighted average number of common shares outstanding	9,804,075	5,056,870
Basic and diluted net loss per common share outstanding	$(4.04)	$(0.77)